Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 6,783,999	$ 7,217,847	$ 7,162,531
Other comprehensive income (loss)
Unrealized holding gains (losses) on available for sale securities during year	307,841	11,306,672	(1,452,828)
Income tax effect	(114,825)	(4,217,388)	541,905
Net unrealized gains (losses)	193,016	7,089,284	(910,923)
Reclassification adjustment for gains included in net income	(459,934)	(715,223)	(664,613)
Income tax effect	171,555	266,778	247,900
Net gains included in net income	(288,379)	(448,445)	(416,713)
Total other comprehensive (loss) income	(95,363)	6,640,839	(1,327,636)
Comprehensive income	$ 6,688,636	$ 13,858,686	$ 5,834,895